Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	May 27, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 418	¥ 365
Aggregate intrinsic values, outstanding			¥ 67,028
Total unrecognized compensation cost, based on fair value			¥ 8,192
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 9 months 18 days
Total number of RSU granded	64,439,400
Number shares delivered			9,000,347
Total Intrinsic Value			¥ 10,360
Intrinsic value of restricted stock unit awards			¥ 10,327
RSU awards [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	1 year
RSU awards [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
Extending vesting period	7 years
SAR Plan A awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average grant date fair value per share					¥ 79
Total intrinsic values, exercised			¥ 29	¥ 139	¥ 241
Aggregate intrinsic values, outstanding			19
Aggregate intrinsic values, exercisable			19
Total unrecognized compensation cost, based on fair value
Total fair value of awards vested
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Total intrinsic values, exercised			¥ 4,878	7,640	8,896
Aggregate intrinsic values, outstanding			7,526
Aggregate intrinsic values, exercisable			6,427
Total unrecognized compensation cost, based on fair value			¥ 7
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 3 months 18 days
Total fair value of awards vested			¥ 1,784	4,309	10,757
SAR Plan A and SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			28,251	12,694	21,814
Total unrecognized compensation cost, based on fair value
Cash received from exercise of compensation plans			214
Tax benefit realized from exercise of deferred compensation			¥ 438
Tax benefits recognized in earnings for compensation expense				13	90
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 8,043	4,639	5,077
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		7 years
Total unrecognized compensation cost, based on fair value			¥ 645
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 1 month 6 days
Total fair value of awards vested			¥ 8,426	9,980	11,481
Total grant date fair value		¥ 5,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 59
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 7 months 6 days
Total fair value of awards vested			¥ 576	3,445	6,282
NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			235	237	1,731
Total unrecognized compensation cost, based on fair value			¥ 50
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months 12 days
Total fair value of awards vested			¥ 164	2,795	5,091
NSUs, CSUs and NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 205	¥ 168	¥ 220